FAIR VALUE MEASUREMENT (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Assets
Equity securities (Note 7)	¥ 11,934		¥ 8,571
Measured on recurring basis
Assets
Financial products (Note 2, 7)	15,893	$ 2,304	22,857	$ 3,587
Time deposits (Note 2, 7)	25,166	3,649	19,807	3,108
Financial instruments (Note 2)	118	17	14	2
Equity securities (Note 7)	11,934	1,730	8,571	1,345
Available-for-sale debt investments (Note 7)	2,601	377	3,354	526
Total Assets	55,712	8,077	54,603	8,568
Liabilities
Exchangeable senior notes (Note 17)	4,204	610	3,791	595
Financial instruments (Note 2)	84	12	39	6
Total Liabilities	4,288	$ 622	3,830	$ 601
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1)
Assets
Equity securities (Note 7)	11,934		8,571
Total Assets	11,934		8,571
Measured on recurring basis | Significant other observable inputs (Level 2)
Assets
Financial products (Note 2, 7)	15,893		22,857
Time deposits (Note 2, 7)	25,166		19,807
Financial instruments (Note 2)	70		14
Total Assets	41,129		42,678
Liabilities
Exchangeable senior notes (Note 17)	4,204		3,791
Financial instruments (Note 2)	84		39
Total Liabilities	4,288		3,830
Measured on recurring basis | Unobservable inputs (Level 3)
Assets
Financial instruments (Note 2)	48
Available-for-sale debt investments (Note 7)	2,601		3,354
Total Assets	¥ 2,649		¥ 3,354